Leasehold Improvements and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leasehold improvements and Equipment [Line Items]
Depreciation	$ 939,166	$ 995,003	$ 742,030
Purchased assets	84,377	347,902	698,282
Land Improvements [Member]
Leasehold improvements and Equipment [Line Items]
Depreciation	247,447	513,794	742,030
Leasehold Improvements [Member]
Leasehold improvements and Equipment [Line Items]
Net carrying amount	$ 10,720	$ 171,221	$ 281,875